Property and Equipment, Net - Summary of Property and Equipment (Detail) In Thousands, unless otherwise specified	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY	Dec. 31, 2014 Purchased Software [Member] USD ($)	Dec. 31, 2014 Purchased Software [Member] CNY	Dec. 31, 2013 Purchased Software [Member] CNY	Dec. 31, 2014 Electronic Equipment [Member] USD ($)	Dec. 31, 2014 Electronic Equipment [Member] CNY	Dec. 31, 2013 Electronic Equipment [Member] CNY	Dec. 31, 2014 Office Equipment [Member] USD ($)	Dec. 31, 2014 Office Equipment [Member] CNY	Dec. 31, 2013 Office Equipment [Member] CNY	Dec. 31, 2014 Motor Vehicles [Member] USD ($)	Dec. 31, 2014 Motor Vehicles [Member] CNY	Dec. 31, 2013 Motor Vehicles [Member] CNY	Dec. 31, 2014 Leasehold Improvements [Member] USD ($)	Dec. 31, 2014 Leasehold Improvements [Member] CNY	Dec. 31, 2013 Leasehold Improvements [Member] CNY
At cost:
Property and equipment, gross	$ 23,947	148,582	106,517	$ 1,521	9,440	7,858	$ 19,481	120,872	90,248	$ 128	792	563	$ 440	2,729	3,176	$ 2,377	14,749	4,672
Less: Accumulated depreciation	(11,878)	(73,700)	(48,620)
Property and equipment, net	$ 12,069	74,882	57,897